UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

3/31

Date of reporting period:  6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)
Shares				Value

	COMMON STOCK - 98.8%
	ADVERTISING - 0.4%
2,800	Omnicom Group, Inc.			$ 96,040

	AEROSPACE/DEFENSE - 7.3%
2,900	Boeing Co.			181,975
11,600	General Dynamics Corp.			679,296
6,700	Lockheed Martin Corp.			499,150
8,540	Raytheon Co.			413,251
2,820	United Technologies Corp.			183,046
				1,956,718
	BANKS - 6.2%
14,030	BB&T Corp.			369,129
21,600	Fifth Third Bancorp			265,464
47,900	KeyCorp			368,351
10,190	Northern Trust Corp.			475,873
7,080	Wells Fargo & Co.			181,248
				1,660,065
	BEVERAGES - 3.6%
4,750	Brown-Forman Corp.			271,842
6,290	Coca-Cola Co.			315,255
6,220	PepsiCo, Inc.			379,109
				966,206
	BIOTECHNOLOGY - 2.1%
1,100	Amgen, Inc. *			57,860
4,100	Celgene Corp. *			208,362
8,900	Gilead Sciences, Inc. *			305,092
				571,314
	CHEMICALS - 0.3%
1,300	Sherwin-Williams Co.			89,947

	COMMERCIAL SERVICES - 3.4%
10,200	Automatic Data Processing, Inc.			410,652
14,620	Equifax, Inc.			410,237
1,500	Visa, Inc. - Cl. A			106,125
				927,014
	COMPUTERS - 6.0%
2,800	Apple, Inc. *			704,284
13,120	Dell, Inc. *			158,227
6,160	International Business Machines Corp.			760,637
				1,623,148
	COSMETICS/PERSONAL CARE - 6.4%
7,090	Colgate-Palmolive Co.			558,408
19,340	Procter & Gamble Co.			1,160,013
				1,718,421
	DISTRIBUTION/WHOLESALE - 0.5%
1,400	WW Grainger, Inc.			139,230

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)
Shares				Value
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
20,160	Charles Schwab Corp.			$ 285,869
5,360	IntercontinentalExchange, Inc. *			605,841
14,000	TD Ameritrade Holding Corp. *			214,200
				1,105,910
	ELECTRIC - 1.7%
11,510	American Electric Power Co., Inc.			371,773
2,420	Exelon Corp.			91,887
				463,660
	ELECTRONICS - 1.6%
14,700	FLIR Systems, Inc. *			427,623

	ENERGY-ALTERNATE SOURCES - 0.6%
1,400	First Solar, Inc. *			159,362

	ENGINEERING & CONSTRUCTION - 1.3%
8,320	Fluor Corp.			353,600

	ENTERTAINMENT - 0.3%
4,400	International Game Technology			69,080

	HEALTHCARE-PRODUCTS - 1.9%
8,630	Johnson & Johnson			509,688

	HEALTHCARE-SERVICES - 2.4%
8,700	Aetna, Inc.			229,506
14,070	UnitedHealth Group, Inc.			399,588
				629,094
	HOUSEHOLD PRODUCTS/WARES - 0.4%
1,500	Clorox Co.			93,240

	INSURANCE - 2.4%
5,700	Cincinnati Financial Corp.			147,459
9,950	Travelers Cos, Inc.			490,038
				637,497
	INTERNET - 6.2%
4,500	Amazon.com, Inc. *			491,670
26,300	eBay, Inc. *			515,743
1,200	Google, Inc. - Cl. A *			533,940
4,840	VeriSign, Inc. *			128,502
				1,669,855
	IRON/STEEL - 1.4%
8,580	Allegheny Technologies, Inc.			379,150

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)
Shares				Value
	LODGING - 1.8%
6,300	Wynn Resorts Ltd.			$ 480,501

	MEDIA - 1.1%
16,010	Comcast Corp.			278,094

	MISCELLANEOUS MANUFACTURING - 1.5%
7,820	Danaher Corp.			290,278
2,490	ITT Corp.			111,851
				402,129
	OIL & GAS - 12.5%
2,000	Anadarko Petroleum Corp.			72,180
3,540	Chevron Corp.			240,224
7,360	ConocoPhillips			361,302
25,200	Denbury Resources, Inc. *			368,928
1,700	EOG Resources, Inc.			167,229
21,830	Exxon Mobil Corp.			1,245,838
6,000	Hess Corp.			302,040
6,600	Noble Energy, Inc.			398,178
10,600	Valero Energy Corp.			190,588
				3,346,507
	OIL & GAS SERVICES - 0.9%
9,600	Halliburton Co.			235,680

	PHARMACEUTICALS - 3.8%
17,770	Abbott Laboratories			831,281
5,400	Merck & Co., Inc.			188,838
				1,020,119
	PIPELINES - 1.3%
17,500	Spectra Energy Corp.			351,225

	RETAIL - 4.5%
10,600	Best Buy Co., Inc.			358,916
17,000	CVS Caremark Corp.			498,440
2,300	Darden Restaurants, Inc.			89,355
4,250	JC Penney Co., Inc.			91,290
3,590	Wal-Mart Stores, Inc.			172,571
				1,210,572
	SEMICONDUCTORS - 1.9%
53,300	Advanced Micro Devices, Inc. *			390,156
4,500	Linear Technology Corp.			125,145
				515,301
	SOFTWARE - 2.1%
14,330	CA, Inc.			263,672
12,520	Microsoft Corp.			288,085
				551,757
Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)
Shares				Value
	TELECOMMUNICATIONS - 5.4%
11,800	American Tower Corp. *			$ 525,100
33,410	AT&T, Inc.			808,188
3,600	NII Holdings, Inc. *			117,072
				1,450,360
	TRANSPORTATION - 1.5%
7,000	CH Robinson Worldwide, Inc.			389,621

	TOTAL COMMON STOCK (Cost - $28,909,307)			26,667,700

	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUND - 3.3%
880,410	Goldman Sachs Financial Square Funds - Treasury Instruments Fund			880,410
	TOTAL SHORT-TERM INVESTMENTS (Cost - $880,410)			880,410

	TOTAL INVESTMENTS - 102.1% (Cost - $29,789,717) (a)			$ 27,548,110
	OTHER LIABILITIES LESS ASSETS - (2.1) %			(558,141)
	NET ASSETS - 100.0%			$ 26,989,969

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
At June 30, 2010 net unrealized depreciation for all securities was $(2,241,607). This consists of aggregate gross unrealized appreciation of
$381,605 and aggregate gross unrealized depreciation of $(2,623,212).

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Fund’s assets and  liabilities  measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 26,667,700	$ -	$ -	$ 26,667,700
Short - Term Investments	880,410	-	-	880,410
Total	$ 27,548,110	$ -	$ -	$ 27,548,110
'* The Fund did not hold any Level 3 securities during the period.

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)
Shares				Value

	COMMON STOCK - 98.3%
	AEROSPACE/DEFENSE - 4.4%
43,231	Ducommun, Inc.			$ 739,250
24,283	Kaman Corp.			537,140
				1,276,390
	BANKS - 1.6%
23,086	Old National Bancorp			239,171
11,796	PacWest Bancorp			215,985
				455,156
	CHEMICALS - 2.4%
10,911	Arch Chemicals, Inc.			335,404
10,000	KMG Chemicals, Inc.			143,600
25,785	Omnova Solutions, Inc. *			201,381
				680,385
	COMMERCIAL SERVICES - 7.5%
5,757	MAXIMUS, Inc.			333,158
13,419	Monro Muffler Brake, Inc.			530,453
23,900	Standard Parking Corp. *			378,337
15,920	Team, Inc. *			207,756
51,765	Transcend Services, Inc. *			698,827
				2,148,531
	COMPUTERS - 2.1%
33,700	Mentor Graphics Corp. *			298,245
10,110	MTS Systems Corp.			293,190
				591,435
	DISTRIBUTION/WHOLESALE - 4.3%
34,416	Scansource, Inc. *			857,991
11,234	WESCO International, Inc. *			378,249
				1,236,240
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
55,773	Marlin Business Services Corp. *			674,296
39,192	National Financial Partners Corp. *			382,906
				1,057,202
	ELECTRIC - 1.9%
20,471	Cleco Corp.			540,639

	ELECTRONICS - 5.7%
40,023	Benchmark Electronics, Inc. *			634,365
40,309	Electro Scientific Industries, Inc. *			538,528
14,900	Rofin-Sinar Technologies, Inc. *			310,218
20,000	Stoneridge, Inc. *			151,800
				1,634,911
	ENGINEERING & CONSTRUCTION - 1.2%
27,097	Sterling Construction Co., Inc. *			350,635

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)
Shares				Value
	HEALTHCARE-PRODUCTS - 10.2%
27,657	Greatbatch, Inc. *			$ 617,028
18,371	ICU Medical, Inc. *			590,995
45,853	Medtox Scientific, Inc. *			563,992
35,037	PSS World Medical, Inc. *			741,032
34,368	Quidel Corp. *			436,130
				2,949,177
	HEALTHCARE-SERVICES - 5.5%
35,000	Addus HomeCare Corp. *			209,650
16,950	ICON PLC - ADR *			489,685
53,212	US Physical Therapy, Inc. *			898,219
				1,597,554
	HOME FURNISHINGS - 0.7%
38,496	Kimball International, Inc.			212,883

	HOUSEHOLD PRODUCTS/WARES - 5.4%
51,000	Central Garden and Pet Co. *			457,470
27,935	Jarden Corp.			750,613
15,535	Oil-Dri Corp. of America			356,528
				1,564,611
	INSURANCE - 8.8%
48,954	Alterra Capital Holdings Ltd.			919,356
67,037	Amtrust Financial Services, Inc.			807,125
19,490	Navigators Group, Inc. *			801,624
				2,528,105
	INTERNET - 3.1%
41,166	j2 Global Communications, Inc. *			899,065

	MACHINERY-DIVERSIFIED - 3.1%
25,500	Altra Holdings, Inc. *			332,010
40,647	Columbus McKinnon Corp *			567,839
				899,849
	METAL FABRICATE/HARDWARE - 1.2%
14,069	Hawk Corp. - Cl. A *			358,056

	OIL & GAS - 2.5%
11,500	Berry Petroleum Co.			295,780
5,051	Forest Oil Corp. *			138,195
25,965	Quicksilver Resources, Inc. *			285,615
				719,590
	OIL & GAS SERVICES - 3.1%
28,172	Hornbeck Offshore Services, Inc. *			411,311
53,899	Tetra Technologies, Inc. *			489,403
				900,714
	PACKAGING & CONTAINERS - 2.6%
15,112	Rock-Tenn Co.			750,613

	REAL ESTATE - 0.5%
15,000	Kennedy-Wilson Holdings, Inc. *			151,500

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)
Shares				Value
	REITS - 1.9%
38,138	Redwood Trust, Inc.			$ 558,340

	RETAIL - 5.5%
13,400	Childrens Place Retail Stores, Inc. *			589,868
5,000	Red Robin Gourmet Burgers, Inc. *			85,800
116,613	Sonic Corp. *			903,751
				1,579,419
	SEMICONDUCTORS - 1.0%
15,629	MKS Instruments, Inc. *			292,575

	SOFTWARE - 3.6%
19,149	JDA Software Group, Inc. *			420,895
10,052	Progress Software Corp. *			301,862
20,000	Tyler Technologies, Inc. *			310,400
				1,033,157
	TOYS/GAMES/HOBBIES - 4.0%
71,870	RC2 Corp. *			1,157,826

	TRANSPORTATION - 0.8%
16,250	Vitran Corp., Inc. *			214,987

	TOTAL COMMON STOCK ( Cost - $27,257,722)			28,339,545

	TOTAL INVESTMENTS - 98.3% ( Cost - $27,257,722) (a)			$ 28,339,545
	OTHER ASSETS LESS LIABILITIES - 1.7%			477,048
	NET ASSETS - 100.0%			$ 28,816,593

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
At June 30, 2010 net unrealized depreciation for all securities was $(1,081,823). This consists of aggregate gross unrealized appreciation of
$2,489,647 and aggregate gross unrealized depreciation of $(1,407,824).

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 28,339,545	$ -	$ -	$ 28,339,545
Total	$ 28,339,545	$ -	$ -	$ 28,339,545
'* The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/10